2. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Accounting Policies [Abstract]
Patent costs			$ 17	$ 14
Lease asset-right	$ 61		61		$ 132
Lease liability	57		57		0
Subscription receivable	0		0		635
Deferred revenue	42		42		101
Share-based compensation	251	$ 3	251	$ 8
Unrecognized compensation costs	$ 618		$ 618		$ 0